FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES
SUPPLEMENT TO THE PROSPECTUSES DATED NOVEMBER 30, 1998

At the March 26, 1999 shareholder meeting, shareholders approved the following changes:

1.      Elected nine Directors.

2. Ratified the selection of the Fund's independent auditors.

The meeting was adjourned to May 12, 1999, 2:00 p.m. (Eastern time), at 2800 Corporate Drive, Pittsburgh, PA 15237-7000 with respect to the following proposals:

1.   To make changes to the Fund's fundamental investment policies:

     a) To make non-fundamental and to amend the Fund's fundamental investment policy governing investments in restricted securities;

     b) To amend the Fund's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowings are outstanding; and

     c) To make non-fundamental and to amend the Fund's fundamental policy to permit the Fund to invest in the securities of other investment companies.



                                                                  March 26, 1999

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Federated Investors

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101